UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2008

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 97.43%

COMMON STOCKS 3.40%

Agriculture 0.15%
Archer Daniels Midland Co.	250	$10,290,000

Automotive 0.16%
Oshkosh Corp.	300	10,884,000

Banking 0.10%
Marshall & Ilsley Corp.	300	6,960,000

Electric: Integrated 0.47%
NiSource Inc.	800	13,792,000
TECO Energy, Inc.	1,200	19,140,000
Total		32,932,000

Electronics 0.26%
Emerson Electric Co.	350	18,011,000

Energy: Exploration & Production 0.65%
ConocoPhillips	250	19,052,500
Devon Energy Corp.	250	26,082,500
Total		45,135,000

Food & Drug Retailers 0.22%
Ingles Markets, Inc. Class A	185	4,549,150
SUPERVALU INC.	350	10,493,000
Total		15,042,150

Machinery 0.32%
Baldor Electric Co.	215	6,020,000
Roper Industries, Inc.	275	16,346,000
Total		22,366,000

Media: Cable 0.14%
Time Warner Cable Inc. Class A*	400	9,992,000

Pharmaceuticals 0.53%
Amgen, Inc.*	250	10,445,000
Cephalon, Inc.*	100	6,440,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

			Shares
Investments			(000)	Value
Pharmaceuticals (continued)
Pfizer Inc.			400	$8,372,000
Teva Pharmaceutical Industries Ltd. ADR			250	11,547,500
Total				36,804,500

Support: Services 0.40%
CRA International, Inc.*			200	6,428,000
FTI Consulting, Inc.*			300	21,312,000
Total				27,740,000
Total Common Stocks (cost $227,894,387)				236,156,650

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 7.88%

Aerospace/Defense 1.15%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$10,000	13,662,500
DRS Technologies, Inc.†	2.00%	2/1/2026	6,000	6,787,500
L-3 Communications Corp.	3.00%	8/1/2035	20,000	25,075,000
Lockheed Martin Corp.	2.815%#	8/15/2033	25,000	34,365,000
Total				79,890,000

Building & Construction 0.11%
Fluor Corp.	1.50%	2/15/2024	3,000	7,605,000

Computer Hardware 0.26%
Intel Corp.	2.95%	12/15/2035	18,000	17,752,500

Consumer/Commercial/Lease Financing 0.13%
Countrywide Financial Corp.	0.758%#	4/15/2037	10,000	8,900,000

Electronics 0.57%
FLIR Systems, Inc.	3.00%	6/1/2023	5,000	13,862,500
Itron, Inc.	2.50%	8/1/2026	5,000	7,812,500
Millipore Corp.	3.75%	6/1/2026	17,500	18,003,125
Total				39,678,125

Food 0.28%
Lehman Brothers Holdings
(convertible into Nestle S.A.)†	2.00%	12/31/2012	19,000	19,275,500

Gas Distribution 0.06%
NorthernStar Natural Gas LLC PIK†	5.00%#	5/15/2013	4,456	4,254,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Health Services 0.52%
Fisher Scientific International, Inc.	3.25%	3/1/2024	$10,000	$15,562,500
Invitrogen Corp.	1.50%	2/15/2024	20,000	20,400,000
Total				35,962,500

Investments & Miscellaneous Financial Services 0.14%
Prudential Financial, Inc.	0.501%#	12/12/2036	10,000	9,732,000

Media: Broadcast 0.42%
Sinclair Broadcast Group, Inc. (2.00% after 1/5/2011)(a)	4.875%	7/15/2018	10,000	9,150,000
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	22,545	20,121,413
Total				29,271,413

Media: Diversified 0.59%
Liberty Media LLC (convertible into Viacom Inc., Class B and CBS Corp.)	3.25%	3/15/2031	45,000	30,600,000
Walt Disney Co. (The)	2.125%	4/15/2023	10,000	10,725,000
Total				41,325,000

Metals/Mining (Excluding Steel) 0.35%
Newmont Mining Corp.	1.25%	7/15/2014	20,000	24,400,000

Oil Field Equipment & Services 0.66%
Hanover Compressor Co.	4.75%	1/15/2014	10,000	15,487,500
Schlumberger Ltd. (Netherlands Antilles)(b)	1.50%	6/1/2023	12,500	30,078,125
Total				45,565,625

Pharmaceuticals 1.35%
CV Therapeutics, Inc.	3.25%	8/16/2013	15,000	11,081,250
Genzyme Corp.	1.25%	12/1/2023	17,000	19,783,750
Teva Pharmaceutical Finance B.V. (Israel)(b)	1.75%	2/1/2026	33,100	37,609,875
Wyeth	3.581%#	1/15/2024	25,000	25,199,250
Total				93,674,125

Printing & Publishing 0.18%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	12,000	12,675,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Software/Services 0.71%
EMC Corp.	1.75%	12/1/2011	$12,000	$14,175,000
Equinix, Inc.	2.50%	4/15/2012	15,000	13,518,750
Symantec Corp.	0.75%	6/15/2011	20,000	21,400,000
Total				49,093,750

Support: Services 0.22%
CRA International, Inc.	2.875%	6/15/2034	15,000	15,525,000

Telecommunications: Wireless 0.18%
Nextel Communications, Inc.	5.25%	1/15/2010	8,000	7,380,000
NII Holdings, Inc.	2.75%	8/15/2025	5,000	4,975,000
Total				12,355,000
Total Convertible Bonds (cost $509,462,735)				546,935,500

			Shares
			(000)
CONVERTIBLE PREFERRED STOCKS 3.28%

Banking 0.37%
Bank of America Corp.	7.25%		25	25,825,000

Consumer/Commercial/Lease Financing 0.02%
CIT Group Inc.	7.75%		100	1,200,000

Electric: Generation 0.53%
NRG Energy, Inc.	5.75%		70	23,792,156
PNM Resources, Inc.	6.75%		550	13,035,000
Total				36,827,156

Engineering 0.18%
Lehman Brothers, Inc. (convertible into ABB Ltd.)	9.35%		474	12,077,520

Food: Wholesale 0.18%
Bunge, Ltd. (Bermuda)(b)	4.875%		110	12,512,500

Gas Distribution 1.06%
El Paso Corp.	4.99%		20	27,200,000
Williams Cos., Inc. (The)	5.50%		300	46,350,000
Total				73,550,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

	Interest			Shares
Investments	Rate			(000)	Value
Life Insurance 0.41%
MetLife Inc.	6.375%			960	$28,512,000

Metals/Mining (Excluding Steel) 0.32%
Freeport-McMoRan Copper & Gold	6.75%			25	3,511,250
Vale Capital Ltd. (Brazil)(b)	5.50%			283	18,768,594
Total					22,279,844

Pharmaceuticals 0.21%
Mylan, Inc.	6.50%			17	14,694,120
Total Convertible Preferred Stocks (cost $200,070,809)					227,478,140

				Principal
		Maturity		Amount
		Date		(000)
FLOATING RATE LOANS(c) 1.30%

Aerospace/Defense 0.13%
Hawker Beechcraft Corp.
Synthetic Letter of Credit	6.93%#	3/31/2014	$536		500,887
Hawker Beechcraft Corp. Term Loan	4.696%#	3/31/2014		9,191	8,595,221
Total					9,096,108

Auto Parts & Equipment 0.27%
Oshkosh Corp. Term Loan B	4.76%#	12/6/2013		20,000	18,671,260

Health Care Services 0.39%
HCA, Inc. Term Loan B	4.94625%#	11/18/2013		29,861	27,507,184

Machinery 0.16%
Baldor Electric Co. Term Loan B	4.4375%#-5.0625%#	1/31/2014		11,448	10,935,123

Pharmaceuticals 0.35%
Mylan, Inc. Term Loan B	5.9375%#-6.25%#	12/1/2014		24,938	24,103,665
Total Floating Rate Loans (cost $91,842,529)					90,313,340

					U.S. $
					Value
FOREIGN BONDS(d) 0.44%

Canada 0.29%
Government of Canada	4.00%	9/1/2010	CAD	20,000	20,106,191

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

				Principal
	Interest	Maturity		Amount	U.S. $
Investments	Rate	Date		(000)	Value
Denmark 0.15%
Nordic Telephone Holdings Co.†	8.25%	5/1/2016	DKK	7,000	$10,498,679
Total Foreign Bonds (cost $29,878,326)					30,604,870

GOVERNMENT SPONSORED ENTERPRISES BONDS 2.02%
Federal Home Loan Mortgage Corp.(e)	5.75%	4/15/2008	$55,000		$55,074,525
Federal National Mortgage Assoc.	5.00%	10/15/2011		20,000	21,484,000
Federal National Mortgage Assoc.	6.625%	9/15/2009		60,000	63,750,060
Total Government Sponsored Enterprises Bonds (cost $137,809,352)					140,308,585

GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 12.59%
Federal Home Loan Mortgage Corp.	5.125%	4/18/2011		35,000	37,406,075
Federal Home Loan Mortgage Corp.	5.50%	2/1/2038		49,812	50,339,540
Federal National Mortgage Assoc.	5.50%	2/1/2033 - 5/1/2037		116,065	117,472,898
Federal National Mortgage Assoc.	6.00%	1/1/2034 - 10/1/2037		424,302	435,607,126
Federal National Mortgage Assoc.	6.50%	9/1/2035 - 7/1/2037		224,997	233,386,032
Total Government Sponsored Enterprises Pass-Throughs (cost $858,403,968)					874,211,671

HIGH YIELD CORPORATE BONDS 65.40%

Aerospace/Defense 1.49%
DRS Technologies, Inc.	6.875%	11/1/2013		30,000	29,550,000
Esterline Technologies Corp.	6.625%	3/1/2017		4,625	4,648,125
Esterline Technologies Corp.	7.75%	6/15/2013		16,000	16,320,000
Hawker Beechcraft Corp.	8.50%	4/1/2015		5,000	5,162,500
Hawker Beechcraft Corp. PIK	8.875%	4/1/2015		12,000	12,330,000
L-3 Communications Corp.	6.125%	1/15/2014		14,000	13,720,000
L-3 Communications Corp.	6.375%	10/15/2015		14,000	13,755,000
Moog Inc. Class A	6.25%	1/15/2015		8,000	7,660,000
Total					103,145,625

Apparel/Textiles 0.25%
Levi Strauss & Co.	8.875%	4/1/2016		4,325	4,152,000
Quiksilver, Inc.	6.875%	4/15/2015		16,000	12,960,000
Total					17,112,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Auto Loans 1.83%
Ford Motor Credit Corp.	7.25%	10/25/2011	$55,000	$45,211,705
Ford Motor Credit Corp.	7.375%	10/28/2009	20,000	18,229,100
General Motors Acceptance Corp.	7.25%	3/2/2011	80,500	63,421,523
Total				126,862,328

Auto Parts & Equipment 1.23%
Accuride Corp.	8.50%	2/1/2015	5,000	4,100,000
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	20,000	15,250,000
Lear Corp.	8.50%	12/1/2013	10,000	8,950,000
Stanadyne Corp.
(12.00% after 8/15/2009)**	Zero Coupon	2/15/2015	15,000	10,125,000
Stanadyne Corp.	10.00%	8/15/2014	10,000	9,150,000
Tenneco Inc.	8.625%	11/15/2014	20,000	19,750,000
TRW Automotive Inc.†	7.25%	3/15/2017	20,000	18,300,000
Total				85,625,000

Automotive 1.03%
Ford Capital B.V. (Netherlands)(b)	9.50%	6/1/2010	16,500	14,932,500
Ford Motor Co.	9.50%	9/15/2011	7,000	6,265,000
General Motors Corp.	7.20%	1/15/2011	52,000	43,550,000
General Motors Corp.	8.375%	7/15/2033	10,000	7,100,000
Total				71,847,500

Banking 0.90%
JPMorgan Chase & Co.	6.00%	1/15/2018	20,000	20,895,020
Regions Financial Corp.	4.50%	8/8/2008	15,000	15,061,680
Regions Financing Trust II	6.625%#	5/15/2047	10,000	6,758,740
Wells Fargo & Co.	5.35%	5/6/2018	20,000	19,902,720
Total				62,618,160

Beverage 0.24%
Constellation Brands, Inc.	7.25%	5/15/2017	17,000	16,575,000

Building & Construction 0.22%
K. Hovnanian Enterprises, Inc.	8.625%	1/15/2017	3,550	2,751,250
Standard Pacific Corp.	7.00%	8/15/2015	10,000	7,225,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Building & Construction (continued)
William Lyon Homes, Inc.	10.75%	4/1/2013	$10,000	$5,250,000
Total				15,226,250

Building Materials 0.33%
Belden Inc.	7.00%	3/15/2017	12,500	12,125,000
NTK Holdings Inc.
(10.75% after 9/1/2009)**	Zero Coupon	3/1/2014	15,000	7,350,000
Ply Gem Industries, Inc.	9.00%	2/15/2012	4,500	3,307,500
Total				22,782,500

Chemicals 2.59%
Airgas, Inc.	6.25%	7/15/2014	10,000	10,025,000
Equistar Chemicals, L.P.	7.55%	2/15/2026	26,000	16,770,000
Hercules, Inc.	6.75%	10/15/2029	25,000	23,625,000
Huntsman LLC	11.50%	7/15/2012	5,181	5,543,670
Ineos Group Holdings plc
(United Kingdom)†(b)	8.50%	2/15/2016	30,000	23,475,000
INVISTA†	9.25%	5/1/2012	25,000	25,687,500
Nalco Co.	8.875%	11/15/2013	10,425	10,763,812
NOVA Chemicals Corp. (Canada)(b)	6.50%	1/15/2012	10,000	9,350,000
Praxair Inc.	4.625%	3/30/2015	17,000	17,202,776
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	18,250	17,793,750
Terra Capital, Inc.	7.00%	2/1/2017	20,000	19,825,000
Total				180,061,508

Consumer Products 0.34%
Elizabeth Arden, Inc.	7.75%	1/15/2014	25,000	23,875,000

Diversified Capital Goods 1.60%
Actuant Corp.†	6.875%	6/15/2017	5,300	5,260,250
Honeywell International, Inc.	5.30%	3/1/2018	15,175	15,580,309
Mueller Water Products, Inc.	7.375%	6/1/2017	20,000	17,350,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	15,000	11,925,000
RBS Global & Rexnord Corp.	8.875%	9/1/2016	15,000	13,350,000
RBS Global & Rexnord Corp.	9.50%	8/1/2014	29,500	27,730,000
Sensus Metering Systems, Inc.	8.625%	12/15/2013	21,000	20,055,000
Total				111,250,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electric: Distribution/Transportation 0.14%
ITC Midwest LLC†	6.15%	1/31/2038	$10,000	$9,988,080

Electric: Generation 3.90%
AES Corp. (The)	8.00%	10/15/2017	23,500	23,911,250
AES Corp. (The)	9.50%	6/1/2009	10,000	10,370,000
Dynegy Holdings, Inc.	7.50%	6/1/2015	5,000	4,712,500
Dynegy Holdings, Inc.	7.75%	6/1/2019	22,500	21,150,000
Dynegy Holdings, Inc.	8.375%	5/1/2016	33,600	33,432,000
Edison Mission Energy	7.00%	5/15/2017	63,750	63,750,000
Edison Mission Energy	7.75%	6/15/2016	41,000	42,435,000
NRG Energy, Inc.	7.25%	2/1/2014	21,000	20,790,000
NRG Energy, Inc.	7.375%	2/1/2016	15,050	14,786,625
NRG Energy, Inc.	7.375%	1/15/2017	15,000	14,625,000
Reliant Energy, Inc.	6.75%	12/15/2014	8,000	8,180,000
Reliant Energy, Inc.	7.875%	6/15/2017	12,500	12,500,000
Total				270,642,375

Electric: Integrated 2.69%
Commonwealth Edison Co.	5.80%	3/15/2018	15,000	14,949,045
Duke Energy Corp.	5.375%	1/1/2009	7,500	7,601,962
MidAmerican Energy Holdings Co.	5.30%	3/15/2018	4,800	4,805,366
Mirant Americas Generation LLC	9.125%	5/1/2031	34,250	31,253,125
Mirant North America LLC	7.375%	12/31/2013	15,225	15,453,375
Nevada Power Co.	5.875%	1/15/2015	15,000	14,782,365
Northern States Power Minnesota	5.25%	3/1/2018	15,000	15,283,695
PECO Energy Co.	5.35%	3/1/2018	10,000	10,157,120
PG&E Corp.	4.80%	3/1/2014	12,000	12,119,412
PPL Energy Supply LLC	6.40%	11/1/2011	12,000	12,328,944
PSEG Energy Holdings LLC	8.50%	6/15/2011	24,000	25,505,640
Texas Competitive Electric Holdings†	10.25%	11/1/2015	22,750	22,778,438
Total				187,018,487

Electronics 1.69%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	20,000	16,250,000
Avago Technologies Fin (Singapore)(b)	10.125%	12/1/2013	10,000	10,600,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electronics (continued)
Emerson Electric Co.	5.25%	10/15/2018	$15,600	$15,909,988
Freescale Semiconductor, Inc.	6.675%#	12/15/2014	5,000	3,475,000
Freescale Semiconductor, Inc.	8.875%	12/15/2014	35,000	27,562,500
Freescale Semiconductor, Inc.	10.125%	12/15/2016	18,500	12,580,000
NXP BV/NXP Funding LLC
(Netherlands)(b)	7.008%#	10/15/2013	12,500	10,359,375
NXP BV/NXP Funding LLC
(Netherlands)(b)	9.50%	10/15/2015	25,000	20,625,000
Total				117,361,863

Energy: Exploration & Production 3.59%
Chesapeake Energy Corp.	6.25%	1/15/2018	50,000	48,000,000
Chesapeake Energy Corp.	6.50%	8/15/2017	14,000	13,580,000
Chesapeake Energy Corp.	7.00%	8/15/2014	40,000	40,300,000
Cimarex Energy Co.	7.125%	5/1/2017	25,000	24,937,500
Forest Oil Corp.	7.25%	6/15/2019	27,500	28,118,750
Forest Oil Corp.	8.00%	6/15/2008	15,000	15,131,250
KCS Energy Services, Inc.	7.125%	4/1/2012	25,000	23,750,000
Kerr-McGee Corp.	6.95%	7/1/2024	12,000	12,752,940
Nabors Industries, Inc.†	6.15%	2/15/2018	10,000	10,255,720
Quicksilver Resources, Inc.	7.125%	4/1/2016	12,325	11,955,250
Range Resources Corp.	7.375%	7/15/2013	20,000	20,400,000
Total				249,181,410

Environmental 1.04%
Allied Waste North America, Inc.	7.125%	5/15/2016	25,000	25,062,500
Allied Waste North America, Inc.	7.25%	3/15/2015	47,000	47,176,250
Total				72,238,750

Food: Wholesale 0.89%
Dole Food Co.	8.75%	7/15/2013	35,000	26,425,000
General Mills Inc.	5.20%	3/17/2015	10,000	10,042,980
Kellogg Co.	4.25%	3/6/2013	10,000	9,979,930
Land O’Lakes, Inc.	9.00%	12/15/2010	15,000	15,637,500
Total				62,085,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Food & Drug Retailers 1.37%
Ingles Markets, Inc.	8.875%	12/1/2011	$25,000	$25,375,000
Rite Aid Corp.	8.125%	5/1/2010	20,000	19,600,000
Rite Aid Corp.	9.375%	12/15/2015	8,000	6,320,000
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	26,000	26,195,000
SUPERVALU INC.	7.50%	11/15/2014	17,500	17,762,500
Total				95,252,500

Forestry/Paper 2.23%
AbitibiBowater, Inc.	6.50%	6/15/2013	25,000	16,625,000
Abitibi-Consolidated, Inc. (Canada)(b)	8.55%	8/1/2010	14,000	8,120,000
Abitibi-Consolidated, Inc. (Canada)†(b)(f)	13.75%	4/1/2011	4,700	4,829,250
Buckeye Technologies, Inc.	8.00%	10/15/2010	18,835	18,905,631
Graphic Packaging International Corp.	9.50%	8/15/2013	17,550	16,935,750
Jefferson Smurfit Corp.	7.50%	6/1/2013	20,000	17,300,000
Jefferson Smurfit Corp.	8.25%	10/1/2012	10,000	9,062,500
JSG Funding plc (Ireland)(b)	7.75%	4/1/2015	18,000	15,840,000
Norske Skog Canada Ltd. (Canada)(b)	7.375%	3/1/2014	15,500	11,702,500
Rock-Tenn Co. Class A	8.20%	8/15/2011	9,250	9,527,500
Stone Container Corp.	8.00%	3/15/2017	20,000	16,900,000
Stone Container Corp.	8.375%	7/1/2012	10,000	9,100,000
Total				154,848,131

Gaming 3.20%
Boyd Gaming Corp.	7.125%	2/1/2016	10,000	8,100,000
Downstream Development Quapaw†	12.00%	10/15/2015	10,000	7,950,000
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	35,550	25,507,125
Las Vegas Sands Corp.	6.375%	2/15/2015	35,000	31,062,500
Mandalay Resort Group	9.375%	2/15/2010	20,000	20,700,000
MGM Mirage, Inc.	6.75%	9/1/2012	21,500	20,048,750
Park Place Entertainment Corp.	8.125%	5/15/2011	10,000	8,450,000
River Rock Entertainment Authority	9.75%	11/1/2011	15,700	15,700,000
Scientific Games Corp.	6.25%	12/15/2012	10,000	9,350,000
Seneca Gaming Corp.	7.25%	5/1/2012	10,000	9,475,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	12,850	11,051,000
Station Casinos, Inc.	6.50%	2/1/2014	27,000	16,335,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Gaming (continued)
Turning Stone Casino Resort†	9.125%	12/15/2010	$15,000	$14,625,000
Turning Stone Casino Resort†	9.125%	9/15/2014	10,000	9,600,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	6.625%	12/1/2014	15,000	14,512,500
Total				222,466,875

Gas Distribution 2.50%
El Paso Corp.	7.00%	6/15/2017	25,275	26,121,940
El Paso Corp.	7.75%	1/15/2032	10,000	10,320,350
Ferrellgas Partners, L.P.	6.75%	5/1/2014	15,950	15,631,000
Ferrellgas Partners, L.P.	8.75%	6/15/2012	15,625	15,957,031
Inergy Finance L.P.	8.25%	3/1/2016	12,000	12,330,000
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	23,050	21,897,500
MarkWest Energy Partners, L.P.	8.50%	7/15/2016	3,775	3,822,188
Northwest Pipeline Corp.	7.00%	6/15/2016	6,950	7,419,125
Williams Cos., Inc. (The)	7.875%	9/1/2021	36,550	39,793,813
Williams Partners L.P.	7.25%	2/1/2017	20,000	20,200,000
Total				173,492,947

Health Services 3.64%
Alliance Imaging, Inc.	7.25%	12/15/2012	10,150	9,591,750
Bausch & Lomb Inc.†	9.875%	11/1/2015	15,000	15,300,000
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	15,000	14,400,000
Centene Corp.	7.25%	4/1/2014	12,075	11,290,125
Community Health Systems	8.875%	7/15/2015	27,000	27,236,250
DaVita Inc.	7.25%	3/15/2015	10,500	10,290,000
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	11,700	11,817,000
HCA, Inc.	6.375%	1/15/2015	33,075	28,155,094
HCA, Inc.	9.125%	11/15/2014	17,000	17,552,500
LVB Acquisition Merger Sub, Inc.†	10.00%	10/15/2017	20,000	21,050,000
Omnicare, Inc.	6.875%	12/15/2015	7,000	6,125,000
Select Medical Corp.	7.625%	2/1/2015	6,125	4,869,375
Tenet Healthcare Corp.	9.25%	2/1/2015	16,425	15,439,500
United Surgical Partners, Inc.	8.875%	5/1/2017	21,500	20,317,500
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	27,500	26,606,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Health Services (continued)
VWR Funding Inc. PIK	10.25%	7/15/2015	$13,225	$12,365,375
Total				252,405,719

Hotels 1.31%
FelCor Lodging L.P.	8.50%	6/1/2011	15,000	14,775,000
Gaylord Entertainment Co.	6.75%	11/15/2014	9,600	8,400,000
Gaylord Entertainment Co.	8.00%	11/15/2013	36,400	33,943,000
Host Marriott L.P.	6.375%	3/15/2015	15,000	14,025,000
Host Marriott L.P.	7.00%	8/15/2012	20,000	19,650,000
Total				90,793,000

Household & Leisure Products 0.20%
Mattel Inc.	5.625%	3/15/2013	13,950	13,915,251

Integrated Energy 0.52%
Petrobras International Finance Co. (Brazil)(b)	5.875%	3/1/2018	20,000	19,350,920
VeraSun Energy Corp.†	9.375%	6/1/2017	23,975	16,542,750
Total				35,893,670

Investments & Miscellaneous Financial Services 0.02%
Nuveen Investments†	10.50%	11/15/2015	1,275	1,099,688

Leisure 0.12%
Universal City Development Partners, Ltd.	11.75%	4/1/2010	8,000	8,240,000

Machinery 0.98%
Baldor Electric Co.	8.625%	2/15/2017	34,950	34,775,250
Briggs & Stratton Corp.	8.875%	3/15/2011	10,000	10,500,000
Gardner Denver, Inc.	8.00%	5/1/2013	22,665	22,551,675
Total				67,826,925

Media: Broadcast 1.63%
Allbritton Communications Co.	7.75%	12/15/2012	60,000	59,100,000
Lin TV Corp.	6.50%	5/15/2013	10,075	9,394,937
Paxson Communications Corp.†	10.508%#	1/15/2013	10,000	7,525,000
Radio One, Inc.	6.375%	2/15/2013	4,750	3,443,750
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	7,000	7,087,500
Univision Communications Inc. PIK†	9.75%	3/15/2015	43,150	26,321,500
Total				112,872,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Media: Cable 2.78%
CCH I LLC	11.75%	5/15/2014	$33,000	$16,830,000
CCH I LLC/CCH I CAPITAL	11.00%	10/1/2015	70,250	49,175,000
CCH II LLC/CCH II CAPITAL	10.25%	9/15/2010	5,000	4,575,000
DirecTV Holdings LLC	6.375%	6/15/2015	25,000	23,437,500
DirecTV Holdings LLC	8.375%	3/15/2013	13,850	14,109,687
Echostar DBS Corp.	6.375%	10/1/2011	15,000	14,437,500
Echostar DBS Corp.	7.125%	2/1/2016	24,000	22,500,000
Mediacom Broadband LLC	8.50%	10/15/2015	10,000	8,450,000
Mediacom Communications Corp.	9.50%	1/15/2013	42,500	39,312,500
Total				192,827,187

Media: Services 0.69%
Affinion Group, Inc.	11.50%	10/15/2015	10,500	10,185,000
Interpublic Group of Cos. Inc. (The)	6.25%	11/15/2014	16,820	13,645,225
Lamar Media Corp.	6.625%	8/15/2015	10,000	8,850,000
Warner Music Group Corp.	7.375%	4/15/2014	20,000	15,500,000
Total				48,180,225

Metals/Mining (Excluding Steel) 1.87%
Aleris International, Inc. PIK	9.00%	12/15/2014	7,500	5,512,500
Aleris International, Inc.	10.00%	12/15/2016	20,000	12,800,000
Foundation PA Coal Co.	7.25%	8/1/2014	10,000	9,950,000
Freeport-McMoRan Copper & Gold Inc.	8.25%	4/1/2015	25,000	26,437,500
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/2017	27,500	29,253,125
Noranda Aluminum, Inc. PIK†	8.738%#	5/15/2015	26,800	21,172,000
Peabody Energy Corp.	5.875%	4/15/2016	15,000	14,250,000
Peabody Energy Corp.	7.375%	11/1/2016	10,000	10,400,000
Total				129,775,125

Mortgage Banks & Thrifts 0.28%
Countrywide Home Loan	5.625%	7/15/2009	5,975	5,483,341
Countrywide Home Loan	6.25%	4/15/2009	15,000	13,894,530
Total				19,377,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Multi-Line Insurance 0.51%
Hub International Holdings, Inc.†	9.00%	12/15/2014	$12,875	$10,106,875
MetLife, Inc.	5.00%	6/15/2015	14,335	14,109,095
USI Holdings Corp.†	6.94%#	11/15/2014	15,000	10,912,500
Total				35,128,470

Non-Food & Drug Retailers 0.34%
Brookstone Company, Inc.	12.00%	10/15/2012	10,000	9,250,000
Harry & David Operations Corp.	9.00%	3/1/2013	4,850	4,243,750
Toys “R” Us, Inc.	7.625%	8/1/2011	12,000	9,810,000
Total				23,303,750

Oil Field Equipment & Services 1.48%
CGGVeritas (France)(b)	7.75%	5/15/2017	5,525	5,635,500
CHC Helicopter Corp. Class A (Canada)(b)	7.375%	5/1/2014	16,000	16,020,000
Complete Production Services, Inc.	8.00%	12/15/2016	20,000	19,300,000
Grant Prideco, Inc.	6.125%	8/15/2015	15,000	15,412,500
Hornbeck Offshore Services, Inc., Series B	6.125%	12/1/2014	15,790	15,000,500
Key Energy Services, Inc.†	8.375%	12/1/2014	9,200	9,223,000
Pride International, Inc.	7.375%	7/15/2014	21,450	22,415,250
Total				103,006,750

Oil Refining & Marketing 0.17%
Tesoro Corp.	6.25%	11/1/2012	9,375	8,882,813
Tesoro Corp.	6.50%	6/1/2017	3,550	3,195,000
Total				12,077,813

Packaging 1.42%
Ball Corp.	6.625%	3/15/2018	15,000	14,925,000
Berry Plastics Corp.	8.875%	9/15/2014	15,000	13,162,500
Crown Cork & Seal, Inc.	7.375%	12/15/2026	47,425	41,022,625
Solo Cup Co.	8.50%	2/15/2014	15,000	12,750,000
Vitro S.A. de C.V. (Mexico)(b)	9.125%	2/1/2017	20,000	16,700,000
Total				98,560,125

Pharmaceuticals 0.41%
Warner Chilcott Corp.	8.75%	2/1/2015	28,009	28,149,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Printing & Publishing 1.51%
Dex Media, Inc.
(9.00% after 11/15/2008)**	Zero Coupon	11/15/2013	$15,000	$10,875,000
Dex Media West	9.875%	8/15/2013	25,394	22,156,265
Idearc Inc.	8.00%	11/15/2016	53,000	34,582,500
R.H. Donnelley Corp.	6.875%	1/15/2013	20,000	12,300,000
R.H. Donnelley Corp.	8.875%	1/15/2016	24,675	15,730,312
R.H. Donnelley Corp.†	8.875%	10/15/2017	15,000	9,450,000
Total				105,094,077

Restaurants 0.38%
Denny’s Corp./Denny’s Holdings Inc.	10.00%	10/1/2012	15,500	14,337,500
Landry’s Restaurants, Inc.	9.50%	12/15/2014	12,000	11,760,000
Total				26,097,500

Software/Services 1.62%
Ceridian Corp.†	11.25%	11/15/2015	6,750	5,788,125
First Data Corp.†	9.875%	9/24/2015	13,350	10,997,062
SERENA Software Inc.	10.375%	3/15/2016	11,000	10,188,750
SunGard Data Systems, Inc.	9.125%	8/15/2013	27,850	28,267,750
SunGard Data Systems, Inc.	10.25%	8/15/2015	25,000	25,250,000
Syniverse Technologies Inc.	7.75%	8/15/2013	14,000	13,265,000
Unisys Corp.	8.00%	10/15/2012	10,000	8,650,000
Vangent Inc.	9.625%	2/15/2015	12,500	10,093,750
Total				112,500,437

Steel Producers/Products 0.58%
AK Steel Holding Corp.	7.75%	6/15/2012	5,000	5,068,750
Algoma Acquisition Corp. (Canada)†(b)	9.875%	6/15/2015	13,250	11,527,500
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	14,013,750
Century Aluminum Co.	7.50%	8/15/2014	10,000	9,750,000
Total				40,360,000

Support: Services 2.08%
ARAMARK Corp.	6.739%#	2/1/2015	8,000	7,100,000
ARAMARK Corp.	8.50%	2/1/2015	10,000	10,075,000
Ashtead Capital Inc.†	9.00%	8/15/2016	15,200	12,388,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Support: Services (continued)
Avis Budget Car Rental	7.625%	5/15/2014	$27,000	$23,422,500
FTI Consulting, Inc.	7.75%	10/1/2016	11,075	11,518,000
Hertz Corp. (The)	8.875%	1/1/2014	27,200	25,908,000
Hertz Corp. (The)	10.50%	1/1/2016	8,000	7,530,000
Iron Mountain Inc.	7.75%	1/15/2015	8,600	8,686,000
Iron Mountain, Inc.	8.625%	4/1/2013	10,000	10,150,000
Rental Service Corp.	9.50%	12/1/2014	15,250	12,810,000
United Rentals North America, Inc.	7.75%	11/15/2013	18,580	15,142,700
Total				144,730,200

Telecommunications: Fixed Line 0.10%
Valor Telecommunications Enterprise, LLC	7.75%	2/15/2015	6,975	7,131,247

Telecommunications: Integrated/Services 4.03%
Cincinnati Bell, Inc.	8.375%	1/15/2014	62,400	58,812,000
Hughes Network Systems, LLC	9.50%	4/15/2014	10,000	10,000,000
Intelsat, Ltd. (Bermuda)(b)	6.50%	11/1/2013	13,825	9,055,375
Intelsat, Ltd. (Bermuda)(b)	8.25%	1/15/2013	25,000	25,312,500
Intelsat, Ltd. (Bermuda)(b)	11.25%	6/15/2016	11,000	11,206,250
MasTec, Inc.	7.625%	2/1/2017	10,000	8,750,000
Nordic Telephone Holdings Co.
(Denmark)†(b)	8.875%	5/1/2016	30,000	29,250,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	75,000	75,375,000
Qwest Communications International Inc.	7.25%	2/15/2011	30,000	28,950,000
Windstream Corp.	7.00%	3/15/2019	26,000	22,750,000
Total				279,461,125

Telecommunications: Wireless 0.69%
Centennial Communications Corp.	10.00%	1/1/2013	12,750	11,921,250
Centennial Communications Corp.	10.125%	6/15/2013	10,000	9,925,000
Hellas II (Luxembourg)†(b)	10.008%#	1/15/2015	16,850	12,132,000
IPCS Inc. PIK	6.489%#	5/1/2014	4,700	3,642,500
Wind Acquisition Finance S.A.
(Luxembourg)†(b)	10.75%	12/1/2015	10,000	10,250,000
Total				47,870,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Theaters & Entertainment 0.31%
AMC Entertainment, Inc.	8.00%	3/1/2014	$25,000	$21,312,500

Transportation (Excluding Air/Rail) 0.44%
Bristow Group Inc.	6.125%	6/15/2013	20,150	19,444,750
Bristow Group Inc.	7.50%	9/15/2017	11,000	11,110,000
Total				30,554,750
Total High Yield Corporate Bonds (cost $4,951,803,845)				4,540,104,145

NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITY 0.16%
Credit Suisse First Boston Mortgage Securities Corp.
Series 1998-C2 Class A2 (cost $11,179,449)	6.30%	11/15/2030	11,442	11,486,901

			Shares
			(000)
NON-CONVERTIBLE PREFERRED STOCK 0.17%
Fannie Mae (cost $12,089,804)			481	11,577,670

			Principal
			Amount
			(000)
U.S. TREASURY OBLIGATION 0.79%
U.S. Treasury Notes(e) (cost $50,677,319)	5.00%	2/15/2011	$50,000	54,562,550
Total Long-Term Investments (cost $7,081,112,523)				6,763,740,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

	Principal
	Amount
Investments	(000)	Value
SHORT-TERM INVESTMENT 1.07%

Repurchase Agreement
Repurchase Agreement dated 3/31/2008, 1.73% due 4/1/2008 with State Street Bank & Trust Co. collateralized by $71,600,000 of U.S. Treasury Notes at 5.375% due 2/15/2031; value: $82,919,118; proceeds: $74,269,064 (cost $74,265,495)	$74,265	$74,265,495
Total Investments in Securities 98.50% (cost $7,155,378,018)		6,838,005,517
Cash and Other Assets in Excess of Liabilities(g)1.50%		104,300,489
Net Assets 100.00%		$6,942,306,006

ADR	American Depositary Receipt.
PIK	Payment-in-kind.
*	Non-income producing security.
**	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable rate security. The interest rate represents the rate at March 31, 2008.
(a)

On the maturity date, the issuer will redeem the notes at their accreted principal price, which will be equal to 125.66% of principal amount at issuance. The “accreted principal price” of the note will be equal to the principal amount of the note at issuance plus accretion on the principal amount at issuance beginning January 15, 2011.

(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or other short-term rates.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	All or a portion of the security has been pledged as collateral for swap contracts as of March 31, 2008.
(f)	Security purchased on a when-issued basis (See Note 2 (g)).
(g)	Cash and Other Assets in excess of Liabilities include net unrealized depreciation on credit default swap agreements, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2008

Credit default swap agreements outstanding at March 31, 2008:

Counterparty	Reference Entity	Protection	Receive Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Depreciation
Citigroup, Inc.	Owens-Illinois, Inc. 7.80% due 5/15/2018	Sell	2.55%	6/20/2012	$10,000	$(102,740)
JPMorgan Chase Bank, N.A.	Abitibi-Consolidated, Inc. 6.00% due 6/20/2013	Sell	5.00%	6/20/2012	10,000	(4,185,382)
						$(4,288,122)

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Loans are valued at the average of bid and ask quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of March 31, 2008, 100% of total investments in loans were valued based on prices from such services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)

Securities Lending-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

(e)

Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)

Structured Securities-The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the “Reference”), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

(g)

When-Issued or Forward Transactions-The Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund,

Notes to Schedule of Investments (unaudited)(continued)

generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)

Credit Default Swaps-The Fund may enter into credit default swap contracts (“swaps”) for investment purposes to hedge credit risk and also for speculative purposes. As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

Swaps are marked to market daily based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(i)

Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

(j)

Fair Value Measurements-The Fund adopted Financial Accounting Standards Board (“FASB”) Statement No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(continued)

•	Level 1 – quoted prices in active markets for identical investments;
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$365,792,784	$-
Level 2 - Other Significant Observable Inputs	6,472,212,733	(4,288,122)
Total	$6,838,005,517	$(4,288,122)

* Other Financial Instruments include swap contracts.

3.   FEDERAL TAX INFORMATION

As of March 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$7,217,876,897
Gross unrealized gain	221,299,937
Gross unrealized loss	(601,171,317)
Net unrealized security loss	$ (379,871,380)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, amortization and certain securities.

4.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 5% of its net assets in structured securities. The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate or currency risk. Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity

Notes to Schedule of Investments (unaudited)(concluded)

securities; they may be volatile, less liquid and more difficult to price accurately and subject to additional credit risks. Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index. The Fund could lose more than the principal amount invested.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities which may present market liquidity, currency, political, information, and other risks.

Swap contracts are bi-lateral agreements between the Fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest up to 10% of its net assets in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks.  Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

These factors can affect the Fund’s performance.

5.  RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”).  SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows.  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

Item 2:           Controls and Procedures.

(a)   Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)    Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 27, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2008